Deposits (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Deposits [Abstract]
Deposits
Deposits are summarized as follows:

	December 31,
	2019	2018
	(In thousands)
NOW account and other demand deposits	$9,768	$10,307
Non-interest bearing demand deposits	27,090	22,877
Money market deposits	23,589	29,948
Passbook	47,042	45,718
Certificates of deposit	190,235	172,564
Total	$297,724	$281,414

Maturities of Certificates of Deposit	Scheduled maturities of certificates of deposit for the next five years are as follows:
Maturity	Amount
(In thousands
2020	$168,441
2021	19,016
2022	1,806
2023	867
2024	105
Thereafter	-
$190,235